Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.2%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	324,740	7,673,606
Lumen Technologies, Inc.	41,906	472,280
Verizon Communications, Inc.	190,906	9,724,752
Total		17,870,638
Entertainment 1.4%
Activision Blizzard, Inc.	35,428	2,838,137
Electronic Arts, Inc.	12,789	1,617,936
Live Nation Entertainment, Inc.(a)	6,143	722,663
Netflix, Inc.(a)	20,189	7,562,598
Take-Two Interactive Software, Inc.(a)	5,249	806,981
Walt Disney Co. (The)(a)	82,794	11,356,025
Total		24,904,340
Interactive Media & Services 5.6%
Alphabet, Inc., Class A(a)	13,677	38,040,524
Alphabet, Inc., Class C(a)	12,631	35,278,257
Match Group, Inc.(a)	12,873	1,399,810
Meta Platforms, Inc., Class A(a)	105,006	23,349,134
Twitter, Inc.(a)	36,363	1,406,884
Total		99,474,609
Media 1.0%
Charter Communications, Inc., Class A(a)	5,420	2,956,719
Comcast Corp., Class A	205,721	9,631,857
Discovery, Inc., Class A(a)	7,710	192,133
Discovery, Inc., Class C(a)	13,812	344,886
DISH Network Corp., Class A(a)	11,356	359,417
Fox Corp., Class A	14,361	566,542
Fox Corp., Class B	6,630	240,536
Interpublic Group of Companies, Inc. (The)	17,900	634,555
News Corp., Class A	17,775	393,716
News Corp., Class B	5,506	123,995
Omnicom Group, Inc.	9,504	806,700
Paramount Global, Class B	27,590	1,043,178
Total		17,294,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	26,700	3,426,945
Total Communication Services		162,970,766
Consumer Discretionary 11.9%
Auto Components 0.1%
Aptiv PLC(a)	12,302	1,472,672
BorgWarner, Inc.	10,904	424,166
Total		1,896,838
Automobiles 2.7%
Ford Motor Co.	178,873	3,024,743
General Motors Co.(a)	66,077	2,890,208
Tesla Motors, Inc.(a)	38,069	41,023,154
Total		46,938,105
Distributors 0.1%
Genuine Parts Co.	6,477	816,231
LKQ Corp.	12,195	553,775
Pool Corp.	1,823	770,856
Total		2,140,862
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	1,867	4,384,556
Caesars Entertainment, Inc.(a)	9,721	752,017
Carnival Corp.(a)	36,781	743,712
Chipotle Mexican Grill, Inc.(a)	1,279	2,023,416
Darden Restaurants, Inc.	5,808	772,174
Domino’s Pizza, Inc.	1,655	673,601
Expedia Group, Inc.(a)	6,832	1,336,817
Hilton Worldwide Holdings, Inc.(a)	12,675	1,923,304
Las Vegas Sands Corp.(a)	15,634	607,694
Marriott International, Inc., Class A(a)	12,441	2,186,506
McDonald’s Corp.	33,981	8,402,822
MGM Resorts International	17,129	718,390
Norwegian Cruise Line Holdings Ltd.(a)	18,958	414,801
Penn National Gaming, Inc.(a)	7,555	320,483
Royal Caribbean Cruises Ltd.(a)	10,197	854,305
Starbucks Corp.	52,310	4,758,641
Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,786	381,636
Yum! Brands, Inc.	13,142	1,557,721
Total		32,812,596
Household Durables 0.3%
D.R. Horton, Inc.	14,664	1,092,615
Garmin Ltd.	6,909	819,476
Lennar Corp., Class A	11,886	964,787
Mohawk Industries, Inc.(a)	2,495	309,879
Newell Brands, Inc.	17,217	368,616
NVR, Inc.(a)	149	665,623
PulteGroup, Inc.	11,308	473,805
Whirlpool Corp.	2,683	463,569
Total		5,158,370
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.(a)	19,900	64,873,005
eBay, Inc.	28,468	1,630,078
Etsy, Inc.(a)	5,765	716,474
Total		67,219,557
Leisure Products 0.0%
Hasbro, Inc.	5,897	483,082
Multiline Retail 0.5%
Dollar General Corp.	10,537	2,345,852
Dollar Tree, Inc.(a)	10,230	1,638,335
Target Corp.	21,788	4,623,849
Total		8,608,036
Specialty Retail 1.9%
Advance Auto Parts, Inc.	2,836	586,939
AutoZone, Inc.(a)	938	1,917,816
Bath & Body Works, Inc.	11,720	560,216
Best Buy Co., Inc.	9,846	895,001
CarMax, Inc.(a)	7,352	709,321
Home Depot, Inc. (The)	47,487	14,214,284
Lowe’s Companies, Inc.	30,639	6,194,899
O’Reilly Automotive, Inc.(a)	3,064	2,098,718
Ross Stores, Inc.	16,068	1,453,511
TJX Companies, Inc. (The)	54,247	3,286,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,176	1,207,923
Ulta Beauty, Inc.(a)	2,461	980,019
Total		34,104,930
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	58,040	7,809,862
PVH Corp.	3,182	243,773
Ralph Lauren Corp.	2,105	238,791
Tapestry, Inc.	12,005	445,986
Under Armour, Inc., Class A(a)	8,579	146,015
Under Armour, Inc., Class C(a)	9,780	152,177
VF Corp.	14,679	834,648
Total		9,871,252
Total Consumer Discretionary		209,233,628
Consumer Staples 6.0%
Beverages 1.5%
Brown-Forman Corp., Class B	8,311	557,003
Coca-Cola Co. (The)	176,785	10,960,670
Constellation Brands, Inc., Class A	7,473	1,721,181
Molson Coors Beverage Co., Class B	8,568	457,360
Monster Beverage Corp.(a)	17,085	1,365,092
PepsiCo, Inc.	62,913	10,530,378
Total		25,591,684
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	20,165	11,612,015
Kroger Co. (The)	30,427	1,745,597
Sysco Corp.	23,076	1,884,156
Walgreens Boots Alliance, Inc.	32,584	1,458,786
Walmart, Inc.	64,333	9,580,470
Total		26,281,024
Food Products 0.9%
Archer-Daniels-Midland Co.	25,446	2,296,756
Campbell Soup Co.	9,194	409,777
ConAgra Foods, Inc.	21,814	732,296
General Mills, Inc.	27,431	1,857,627
Hershey Co. (The)	6,612	1,432,358
Hormel Foods Corp.	12,830	661,258
JM Smucker Co. (The)	4,928	667,300
Kellogg Co.	11,635	750,341

2	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kraft Heinz Co. (The)	32,285	1,271,706
Lamb Weston Holdings, Inc.	6,603	395,586
McCormick & Co., Inc.	11,357	1,133,429
Mondelez International, Inc., Class A	63,135	3,963,615
Tyson Foods, Inc., Class A	13,300	1,192,079
Total		16,764,128
Household Products 1.3%
Church & Dwight Co., Inc.	11,005	1,093,677
Clorox Co. (The)	5,596	778,012
Colgate-Palmolive Co.	38,329	2,906,488
Kimberly-Clark Corp.	15,316	1,886,319
Procter & Gamble Co. (The)	109,008	16,656,422
Total		23,320,918
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,570	2,878,422
Tobacco 0.6%
Altria Group, Inc.	82,910	4,332,048
Philip Morris International, Inc.	70,479	6,620,797
Total		10,952,845
Total Consumer Staples		105,789,021
Energy 3.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	41,186	1,499,582
Halliburton Co.	40,863	1,547,482
Schlumberger NV	63,819	2,636,363
Total		5,683,427
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	16,520	682,772
Chevron Corp.	87,662	14,274,003
ConocoPhillips Co.	59,220	5,922,000
Coterra Energy, Inc.	36,998	997,836
Devon Energy Corp.	28,632	1,693,010
Diamondback Energy, Inc.	7,745	1,061,685
EOG Resources, Inc.	26,607	3,172,353
Exxon Mobil Corp.	192,523	15,900,474
Hess Corp.	12,536	1,341,853
Kinder Morgan, Inc.	88,679	1,676,920
Marathon Oil Corp.	35,404	888,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Petroleum Corp.	26,330	2,251,215
Occidental Petroleum Corp.	40,350	2,289,459
ONEOK, Inc.	20,279	1,432,306
Phillips 66	21,276	1,838,034
Pioneer Natural Resources Co.	10,325	2,581,560
Valero Energy Corp.	18,592	1,887,832
Williams Companies, Inc. (The)	55,254	1,846,036
Total		61,738,342
Total Energy		67,421,769
Financials 11.0%
Banks 3.8%
Bank of America Corp.	323,260	13,324,777
Citigroup, Inc.	90,241	4,818,869
Citizens Financial Group, Inc.	19,382	878,586
Comerica, Inc.	5,943	537,426
Fifth Third Bancorp	31,094	1,338,286
First Republic Bank	8,152	1,321,439
Huntington Bancshares, Inc.	65,382	955,885
JPMorgan Chase & Co.	134,392	18,320,317
KeyCorp	42,240	945,331
M&T Bank Corp.	5,853	992,084
People’s United Financial, Inc.	19,460	389,005
PNC Financial Services Group, Inc. (The)	19,100	3,522,995
Regions Financial Corp.	42,838	953,574
Signature Bank	2,853	837,327
SVB Financial Group(a)	2,672	1,494,850
Truist Financial Corp.	60,705	3,441,974
U.S. Bancorp	61,412	3,264,048
Wells Fargo & Co.	176,708	8,563,270
Zions Bancorp	6,895	452,036
Total		66,352,079
Capital Markets 2.9%
Ameriprise Financial, Inc.(b)	5,043	1,514,715
Bank of New York Mellon Corp. (The)	33,643	1,669,702
BlackRock, Inc.	6,484	4,954,878
Cboe Global Markets, Inc.	4,850	554,937
Charles Schwab Corp. (The)	68,367	5,764,022
CME Group, Inc.	16,344	3,887,584
Factset Research Systems, Inc.	1,719	746,304

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Franklin Resources, Inc.	12,787	357,013
Goldman Sachs Group, Inc. (The)	15,437	5,095,754
Intercontinental Exchange, Inc.	25,550	3,375,666
Invesco Ltd.	15,520	357,891
MarketAxess Holdings, Inc.	1,729	588,206
Moody’s Corp.	7,355	2,481,651
Morgan Stanley	64,466	5,634,328
MSCI, Inc.	3,696	1,858,645
Nasdaq, Inc.	5,323	948,559
Northern Trust Corp.	9,448	1,100,220
Raymond James Financial, Inc.	8,497	933,905
S&P Global, Inc.	16,107	6,606,769
State Street Corp.	16,643	1,449,938
T. Rowe Price Group, Inc.	10,423	1,575,853
Total		51,456,540
Consumer Finance 0.6%
American Express Co.	27,971	5,230,577
Capital One Financial Corp.	18,822	2,471,140
Discover Financial Services	13,097	1,443,159
Synchrony Financial	23,705	825,171
Total		9,970,047
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	83,283	29,391,403
Insurance 2.0%
Aflac, Inc.	27,283	1,756,752
Allstate Corp. (The)	12,760	1,767,388
American International Group, Inc.	37,758	2,370,070
Aon PLC, Class A	9,768	3,180,754
Arthur J Gallagher & Co.	9,480	1,655,208
Assurant, Inc.	2,591	471,122
Brown & Brown, Inc.	10,663	770,615
Chubb Ltd.	19,588	4,189,873
Cincinnati Financial Corp.	6,815	926,568
Everest Re Group Ltd.	1,790	539,470
Globe Life, Inc.	4,225	425,035
Hartford Financial Services Group, Inc. (The)	15,230	1,093,666
Lincoln National Corp.	7,575	495,102
Loews Corp.	8,917	578,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	22,960	3,912,843
MetLife, Inc.	31,909	2,242,565
Principal Financial Group, Inc.	11,048	811,034
Progressive Corp. (The)	26,576	3,029,398
Prudential Financial, Inc.	17,190	2,031,342
Travelers Companies, Inc. (The)	10,969	2,004,365
Willis Towers Watson PLC	5,551	1,311,257
WR Berkley Corp.	9,526	634,336
Total		36,196,763
Total Financials		193,366,832
Health Care 13.4%
Biotechnology 1.9%
AbbVie, Inc.	80,395	13,032,833
Amgen, Inc.	25,615	6,194,219
Biogen, Inc.(a)	6,680	1,406,808
Gilead Sciences, Inc.	57,044	3,391,266
Incyte Corp.(a)	8,555	679,438
Moderna, Inc.(a)	16,041	2,763,223
Regeneron Pharmaceuticals, Inc.(a)	4,853	3,389,432
Vertex Pharmaceuticals, Inc.(a)	11,577	3,021,250
Total		33,878,469
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	80,414	9,517,801
ABIOMED, Inc.(a)	2,070	685,667
Align Technology, Inc.(a)	3,335	1,454,060
Baxter International, Inc.	22,769	1,765,508
Becton Dickinson and Co.	12,950	3,444,700
Boston Scientific Corp.(a)	64,802	2,870,080
Cooper Companies, Inc. (The)	2,242	936,237
Dentsply Sirona, Inc.	9,941	489,296
DexCom, Inc.(a)	4,408	2,255,133
Edwards Lifesciences Corp.(a)	28,392	3,342,306
Hologic, Inc.(a)	11,368	873,290
IDEXX Laboratories, Inc.(a)	3,856	2,109,463
Intuitive Surgical, Inc.(a)	16,269	4,908,032
Medtronic PLC	61,144	6,783,927
ResMed, Inc.	6,650	1,612,691
STERIS PLC	4,553	1,100,779
Stryker Corp.	15,268	4,081,900

4	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	2,130	755,788
Zimmer Biomet Holdings, Inc.	9,500	1,215,050
Total		50,201,708
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	6,848	1,059,454
Anthem, Inc.	11,038	5,422,086
Cardinal Health, Inc.	12,599	714,363
Centene Corp.(a)	26,535	2,233,982
Cigna Corp.	14,686	3,518,913
CVS Health Corp.	59,687	6,040,921
DaVita, Inc.(a)	2,803	317,047
HCA Healthcare, Inc.	10,891	2,729,502
Henry Schein, Inc.(a)	6,306	549,820
Humana, Inc.	5,845	2,543,569
Laboratory Corp. of America Holdings(a)	4,234	1,116,337
McKesson Corp.	6,812	2,085,358
Molina Healthcare, Inc.(a)	2,656	886,015
Quest Diagnostics, Inc.	5,412	740,686
UnitedHealth Group, Inc.	42,831	21,842,525
Universal Health Services, Inc., Class B	3,325	481,959
Total		52,282,537
Health Care Technology 0.1%
Cerner Corp.	13,380	1,251,833
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	13,659	1,807,495
Bio-Rad Laboratories, Inc., Class A(a)	983	553,655
Bio-Techne Corp.	1,787	773,842
Charles River Laboratories International, Inc.(a)	2,295	651,711
Danaher Corp.	28,938	8,488,384
Illumina, Inc.(a)	7,108	2,483,535
IQVIA Holdings, Inc.(a)	8,688	2,008,753
Mettler-Toledo International, Inc.(a)	1,045	1,434,984
PerkinElmer, Inc.	5,739	1,001,226
Thermo Fisher Scientific, Inc.	17,919	10,583,857
Waters Corp.(a)	2,776	861,643
West Pharmaceutical Services, Inc.	3,369	1,383,682
Total		32,032,767
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	99,123	7,238,953
Catalent, Inc.(a)	8,145	903,281
Eli Lilly & Co.	36,106	10,339,675
Johnson & Johnson	119,718	21,217,621
Merck & Co., Inc.	114,868	9,424,919
Organon & Co.	11,530	402,743
Pfizer, Inc.	255,247	13,214,137
Viatris, Inc.	54,998	598,378
Zoetis, Inc.	21,516	4,057,703
Total		67,397,410
Total Health Care		237,044,724
Industrials 7.8%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	24,921	4,772,372
General Dynamics Corp.	10,482	2,528,049
Howmet Aerospace, Inc.	17,259	620,288
Huntington Ingalls Industries, Inc.	1,822	363,380
L3Harris Technologies, Inc.	8,923	2,217,098
Lockheed Martin Corp.	11,022	4,865,111
Northrop Grumman Corp.	6,673	2,984,299
Raytheon Technologies Corp.	67,864	6,723,286
Textron, Inc.	10,024	745,585
TransDigm Group, Inc.(a)	2,396	1,561,090
Total		27,380,558
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,911	636,674
Expeditors International of Washington, Inc.	7,704	794,745
FedEx Corp.	11,086	2,565,189
United Parcel Service, Inc., Class B	33,159	7,111,279
Total		11,107,887
Airlines 0.2%
Alaska Air Group, Inc.(a)	5,726	332,165
American Airlines Group, Inc.(a)	29,456	537,572
Delta Air Lines, Inc.(a)	29,105	1,151,685
Southwest Airlines Co.(a)	26,937	1,233,715
United Airlines Holdings, Inc.(a)	14,725	682,651
Total		3,937,788

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	4,079	447,793
AO Smith Corp.	5,976	381,807
Carrier Global Corp.	38,905	1,784,572
Fortune Brands Home & Security, Inc.	6,173	458,530
Johnson Controls International PLC	31,952	2,095,093
Masco Corp.	10,911	556,461
Trane Technologies PLC	10,620	1,621,674
Total		7,345,930
Commercial Services & Supplies 0.4%
Cintas Corp.	4,010	1,705,814
Copart, Inc.(a)	9,708	1,218,063
Republic Services, Inc.	9,497	1,258,352
Rollins, Inc.	10,293	360,770
Waste Management, Inc.	17,501	2,773,908
Total		7,316,907
Construction & Engineering 0.1%
Quanta Services, Inc.	6,480	852,833
Electrical Equipment 0.5%
AMETEK, Inc.	10,520	1,401,054
Eaton Corp. PLC	18,126	2,750,802
Emerson Electric Co.	27,012	2,648,526
Generac Holdings, Inc.(a)	2,869	852,839
Rockwell Automation, Inc.	5,284	1,479,678
Total		9,132,899
Industrial Conglomerates 1.0%
3M Co.	25,971	3,866,563
General Electric Co.	49,992	4,574,268
Honeywell International, Inc.	31,188	6,068,561
Roper Technologies, Inc.	4,797	2,265,287
Total		16,774,679
Machinery 1.5%
Caterpillar, Inc.	24,600	5,481,372
Cummins, Inc.	6,477	1,328,497
Deere & Co.	12,754	5,298,777
Dover Corp.	6,548	1,027,381
Fortive Corp.	16,306	993,525
IDEX Corp.	3,458	663,002
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	12,989	2,719,897
Ingersoll Rand, Inc.	18,535	933,237
Nordson Corp.	2,461	558,844
Otis Worldwide Corp.	19,325	1,487,059
PACCAR, Inc.	15,794	1,390,978
Parker-Hannifin Corp.	5,843	1,658,010
Pentair PLC	7,525	407,930
Snap-On, Inc.	2,430	499,316
Stanley Black & Decker, Inc.	7,414	1,036,403
Westinghouse Air Brake Technologies Corp.	8,496	817,060
Xylem, Inc.	8,200	699,132
Total		27,000,420
Professional Services 0.3%
Equifax, Inc.	5,548	1,315,431
Jacobs Engineering Group, Inc.	5,876	809,772
Leidos Holdings, Inc.	6,382	689,384
Nielsen Holdings PLC	16,317	444,475
Robert Half International, Inc.	4,979	568,502
Verisk Analytics, Inc.	7,329	1,573,023
Total		5,400,587
Road & Rail 1.0%
CSX Corp.	100,864	3,777,357
JB Hunt Transport Services, Inc.	3,820	767,018
Norfolk Southern Corp.	10,904	3,110,039
Old Dominion Freight Line, Inc.	4,236	1,265,208
Union Pacific Corp.	28,963	7,912,981
Total		16,832,603
Trading Companies & Distributors 0.2%
Fastenal Co.	26,173	1,554,676
United Rentals, Inc.(a)	3,293	1,169,706
W.W. Grainger, Inc.	1,968	1,015,075
Total		3,739,457
Total Industrials		136,822,548

6	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.6%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	10,201	1,417,735
Cisco Systems, Inc.	191,797	10,694,601
F5, Inc.(a)	2,762	577,120
Juniper Networks, Inc.	14,788	549,522
Motorola Solutions, Inc.	7,681	1,860,338
Total		15,099,316
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,237	2,052,308
CDW Corp.	6,172	1,104,109
Corning, Inc.	33,970	1,253,833
IPG Photonics Corp.(a)	1,624	178,250
Keysight Technologies, Inc.(a)	8,324	1,314,942
TE Connectivity Ltd.	14,806	1,939,290
Teledyne Technologies, Inc.(a)	2,122	1,002,921
Trimble Navigation Ltd.(a)	11,415	823,478
Zebra Technologies Corp., Class A(a)	2,414	998,672
Total		10,667,803
IT Services 4.2%
Accenture PLC, Class A	28,740	9,691,990
Akamai Technologies, Inc.(a)	7,389	882,173
Automatic Data Processing, Inc.	19,102	4,346,469
Broadridge Financial Solutions, Inc.	5,310	826,820
Cognizant Technology Solutions Corp., Class A	23,886	2,141,858
DXC Technology Co.(a)	11,118	362,780
EPAM Systems, Inc.(a)	2,579	764,957
Fidelity National Information Services, Inc.	27,692	2,780,831
Fiserv, Inc.(a)	27,022	2,740,031
FleetCor Technologies, Inc.(a)	3,693	919,779
Gartner, Inc.(a)	3,740	1,112,500
Global Payments, Inc.	12,949	1,771,941
International Business Machines Corp.	40,782	5,302,476
Jack Henry & Associates, Inc.	3,312	652,630
MasterCard, Inc., Class A	39,248	14,026,450
Paychex, Inc.	14,601	1,992,598
PayPal Holdings, Inc.(a)	52,979	6,127,021
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	4,395	977,712
Visa, Inc., Class A	75,417	16,725,228
Total		74,146,244
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.(a)	74,343	8,128,664
Analog Devices, Inc.	23,890	3,946,150
Applied Materials, Inc.	40,382	5,322,348
Broadcom, Inc.	18,776	11,822,872
Enphase Energy, Inc.(a)	6,091	1,229,042
Intel Corp.	185,176	9,177,322
KLA Corp.	6,854	2,508,975
Lam Research Corp.	6,344	3,410,598
Microchip Technology, Inc.	25,284	1,899,840
Micron Technology, Inc.	50,922	3,966,315
Monolithic Power Systems, Inc.	1,970	956,790
NVIDIA Corp.	113,688	31,020,908
NXP Semiconductors NV	12,093	2,238,172
Qorvo, Inc.(a)	4,931	611,937
QUALCOMM, Inc.	51,251	7,832,178
Skyworks Solutions, Inc.	7,458	994,002
SolarEdge Technologies, Inc.(a)	2,388	769,819
Teradyne, Inc.	7,413	876,439
Texas Instruments, Inc.	41,999	7,705,976
Total		104,418,347
Software 8.8%
Adobe, Inc.(a)	21,451	9,773,505
ANSYS, Inc.(a)	3,968	1,260,435
Autodesk, Inc.(a)	10,003	2,144,143
Cadence Design Systems, Inc.(a)	12,603	2,072,689
Ceridian HCM Holding, Inc.(a)	6,221	425,268
Citrix Systems, Inc.	5,672	572,305
Fortinet, Inc.(a)	6,171	2,108,877
Intuit, Inc.	12,877	6,191,777
Microsoft Corp.	340,923	105,109,970
NortonLifeLock, Inc.	26,460	701,719
Oracle Corp.	71,649	5,927,522
Paycom Software, Inc.(a)	2,190	758,572
PTC, Inc.(a)	4,787	515,656
Salesforce.com, Inc.(a)	44,793	9,510,450

Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	9,095	5,064,914
Synopsys, Inc.(a)	6,978	2,325,558
Tyler Technologies, Inc.(a)	1,863	828,830
Total		155,292,190
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.(c)	705,026	123,104,590
Hewlett Packard Enterprise Co.	58,820	982,882
HP, Inc.	49,237	1,787,303
NetApp, Inc.	10,108	838,964
Seagate Technology Holdings PLC	9,158	823,304
Western Digital Corp.(a)	14,230	706,520
Total		128,243,563
Total Information Technology		487,867,463
Materials 2.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	10,083	2,519,843
Albemarle Corp.	5,320	1,176,518
Celanese Corp., Class A	4,913	701,920
CF Industries Holdings, Inc.	9,753	1,005,144
Corteva, Inc.	33,062	1,900,404
Dow, Inc.	33,458	2,131,944
DuPont de Nemours, Inc.	23,325	1,716,253
Eastman Chemical Co.	5,866	657,344
Ecolab, Inc.	11,338	2,001,837
FMC Corp.	5,764	758,369
International Flavors & Fragrances, Inc.	11,576	1,520,276
Linde PLC	23,309	7,445,594
LyondellBasell Industries NV, Class A	11,955	1,229,213
Mosaic Co. (The)	16,845	1,120,193
PPG Industries, Inc.	10,796	1,415,032
Sherwin-Williams Co. (The)	10,970	2,738,331
Total		30,038,215
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,837	1,091,933
Vulcan Materials Co.	6,035	1,108,629
Total		2,200,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	68,837	779,923
Avery Dennison Corp.	3,765	654,997
Ball Corp.	14,729	1,325,610
International Paper Co.	17,611	812,748
Packaging Corp. of America	4,320	674,395
Sealed Air Corp.	6,737	451,110
WestRock Co.	11,970	562,949
Total		5,261,732
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	66,761	3,320,692
Newmont Corp.	36,264	2,881,175
Nucor Corp.	12,369	1,838,652
Total		8,040,519
Total Materials		45,541,028
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	6,619	1,332,074
American Tower Corp.	20,710	5,202,766
AvalonBay Communities, Inc.	6,356	1,578,640
Boston Properties, Inc.	6,464	832,563
Crown Castle International Corp.	19,655	3,628,313
Digital Realty Trust, Inc.	12,905	1,829,929
Duke Realty Corp.	17,319	1,005,541
Equinix, Inc.	4,095	3,036,934
Equity Residential	15,540	1,397,357
Essex Property Trust, Inc.	2,967	1,025,039
Extra Space Storage, Inc.	6,089	1,251,898
Federal Realty Investment Trust	3,218	392,821
Healthpeak Properties, Inc.	24,525	841,943
Host Hotels & Resorts, Inc.	32,471	630,912
Iron Mountain, Inc.	13,167	729,583
Kimco Realty Corp.	28,043	692,662
Mid-America Apartment Communities, Inc.	5,245	1,098,565
Prologis, Inc.	33,652	5,434,125
Public Storage	6,938	2,707,763
Realty Income Corp.	25,728	1,782,950
Regency Centers Corp.	7,007	499,879

8	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	4,947	1,702,263
Simon Property Group, Inc.	14,944	1,966,033
UDR, Inc.	13,600	780,232
Ventas, Inc.	18,153	1,121,129
Vornado Realty Trust	7,230	327,664
Welltower, Inc.	19,794	1,902,995
Weyerhaeuser Co.	33,984	1,287,994
Total		46,020,567
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,219	1,392,843
Total Real Estate		47,413,410
Utilities 2.7%
Electric Utilities 1.7%
Alliant Energy Corp.	11,385	711,335
American Electric Power Co., Inc.	22,904	2,285,132
Constellation Energy Corp.	14,848	835,200
Duke Energy Corp.	34,981	3,905,978
Edison International	17,276	1,211,048
Entergy Corp.	9,140	1,067,095
Evergy, Inc.	10,428	712,650
Eversource Energy	15,635	1,378,851
Exelon Corp.	44,543	2,121,583
FirstEnergy Corp.	25,931	1,189,195
NextEra Energy, Inc.	89,229	7,558,589
NRG Energy, Inc.	11,134	427,100
Pinnacle West Capital Corp.	5,130	400,653
PPL Corp.	34,139	975,010
Southern Co. (The)	48,195	3,494,619
Xcel Energy, Inc.	24,497	1,767,948
Total		30,041,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	6,159	735,939
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	30,319	780,108
Multi-Utilities 0.8%
Ameren Corp.	11,715	1,098,398
CenterPoint Energy, Inc.	28,598	876,243
CMS Energy Corp.	13,177	921,599
Consolidated Edison, Inc.	16,087	1,523,117
Dominion Energy, Inc.	36,835	3,129,870
DTE Energy Co.	8,811	1,164,902
NiSource, Inc.	17,858	567,884
Public Service Enterprise Group, Inc.	22,995	1,609,650
Sempra Energy	14,522	2,441,439
WEC Energy Group, Inc.	14,345	1,431,775
Total		14,764,877
Water Utilities 0.1%
American Water Works Co., Inc.	8,256	1,366,616
Total Utilities		47,689,526
Total Common Stocks (Cost $938,741,314)		1,741,160,715

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(d)	24,320,813	24,311,084
Total Money Market Funds (Cost $24,314,611)		24,311,084
Total Investments in Securities (Cost: $963,055,925)		1,765,471,799
Other Assets & Liabilities, Net		(1,138,794)
Net Assets		1,764,333,005

At March 31, 2022, securities and/or cash totaling $2,053,414 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	111	06/2022	USD	25,145,663	1,498,525	—
Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,530,924	—	(969)	(15,240)	1,514,715	8,657	5,735	5,043
Columbia Short-Term Cash Fund, 0.308%
	20,253,872	14,988,289	(10,929,070)	(2,007)	24,311,084	(2,138)	8,008	24,320,813
Total	21,784,796			(17,247)	25,825,799	6,519	13,743

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | First Quarter Report 2022

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1QT7014_12_A01_(05/22)